Expense Example - Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF - Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF	Feb. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240